CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Net revenues	$ 868,153	$ 134,061		$ 1,005,528	$ 314,411	$ 376,665	$ 692,459
Cost of revenues
Materials	186,083	12,117		285,107	45,349	24,605	149,868
Direct labor	446,500	210,639		1,762,896	625,052	570,432	699,605
Direct job costs	1,166,767	(100,155)		1,488,698	139,516	822,509	1,678,554
Overhead	32,686	87,916		117,279	205,226	348,723	246,492
Total cost of revenues	1,832,036	210,517		3,653,980	1,015,143	1,766,269	2,774,519
Gross deficit	(963,883)	(76,456)		(2,648,452)	(700,732)	(1,389,604)	(2,082,060)
Operating expenses
Research and development	1,066,161	574,072		2,684,694	1,980,405	2,463,307	3,103,539
Sales and marketing	95,670	515,184		603,629	1,352,717	1,647,552	1,308,783
General and administrative	1,757,104	762,156		4,131,477	2,706,564	3,884,677	3,550,636
Total operating expenses	2,918,935	1,851,412		7,419,800	6,039,686	7,995,536	7,962,958
Loss from operations	(3,882,818)	(1,927,868)		(10,068,252)	(6,740,418)	(9,385,140)	(10,045,018)
Other income (expense)
Interest income	14,875	203		19,178	1,010	1,165	12,763
Interest expense	(55,276)			(57,490)			(1,652,959)
PPP Income							640,677
Other							20,000
Total other income (expense)	(40,401)	203		(38,312)	1,010	1,165	(979,519)
Provision for income taxes	0	0		0	0	0	0
Net Income (loss) and comprehensive loss	(3,923,219)	(1,927,665)		(10,106,564)	(6,739,408)	(9,383,975)	(11,024,537)
Net loss available to common shareholders	$ (4,726,981)	$ (2,643,230)		$ (12,491,247)	$ (8,862,769)	$ (12,240,023)	$ (13,130,590)
Basic net income (loss) per share	$ (0.44)	$ (0.26)		$ (1.19)	$ (0.89)	$ (1.23)	$ (1.32)
Diluted net income (loss) per share	$ (0.44)	$ (0.26)		$ (1.19)	$ (0.89)	$ (1.23)	$ (1.32)
Weighted average shares outstanding basic	10,744,338	9,997,421		10,518,296	9,965,351	9,973,846	9,928,478
Weighted average shares outstanding diluted	10,744,338	9,997,421		10,518,296	9,965,351	9,973,846	9,928,478
Tailwind Acquisition Corp [Member]
Operating expenses
Formation and operational costs	$ 749,880	$ 386,940	$ 387,335	$ 1,462,117	$ 4,694,296	$ 5,572,066
Loss from operations	(749,880)	(386,940)	(387,355)	(1,462,117)	(4,694,296)	(5,572,066)
Other income (expense)
Interest income	822,997	18,214	105,431	1,573,401	82,072	120,063
Transaction costs associated with the Initial Public Offering			(715,720)
Change in fair value of warrant liabilities	528,216	20,336,305	(16,902,902)	11,620,745	21,656,844	23,241,491
Total other income (expense)	1,351,213	20,354,519	(17,513,191)	13,194,146	21,738,916	23,361,554
Income before provision for income taxes	601,333	19,967,579		11,732,029	17,044,620
Provision for income taxes	(162,329)		0	(279,345)		0
Net Income (loss) and comprehensive loss	$ 439,004	$ 19,967,579	(17,900,526)	$ 11,452,684	$ 17,044,620	17,789,488
Class A Common Stock Subject to Redemption | Tailwind Acquisition Corp [Member]
Other income (expense)
Basic net income (loss) per share	$ 0.01	$ 0.48		$ 0.29	$ 0.41
Diluted net income (loss) per share	$ 0.01	$ 0.48		$ 0.29	$ 0.41
Weighted average shares outstanding basic	26,530,664	33,421,570		31,099,360	33,421,570
Weighted average shares outstanding diluted	26,530,664	33,421,570		31,099,360	33,421,570
Class A Common stock [Member] | Tailwind Acquisition Corp [Member]
Other income (expense)
Net loss available to common shareholders	$ 333,860	$ 15,974,063	$ (12,476,946)	$ 9,027,332	$ 13,635,696	$ 14,231,590
Basic net income (loss) per share	$ 0.01	$ 0.48	$ (0.68)	$ 0.29	$ 0.41	$ 0.43
Diluted net income (loss) per share	$ 0.01	$ 0.48	$ (0.68)	$ 0.29	$ 0.41	$ 0.43
Weighted average shares outstanding basic	26,530,664	33,421,570	18,333,191	31,099,360	33,421,570	33,421,570
Weighted average shares outstanding diluted	26,530,664	33,421,570	18,333,191	31,099,360	33,421,570	33,421,570
Class B Common Stock [Member] | Tailwind Acquisition Corp [Member]
Other income (expense)
Net loss available to common shareholders	$ 105,144	$ 3,993,516	$ (5,423,580)	$ 2,425,352	$ 3,408,924	$ 3,557,898
Basic net income (loss) per share	$ 0.01	$ 0.48	$ (0.68)	$ 0.29	$ 0.41	$ 0.43
Diluted net income (loss) per share	$ 0.01	$ 0.48	$ (0.68)	$ 0.29	$ 0.41	$ 0.43
Weighted average shares outstanding basic	8,355,393	8,355,393	7,969,220	8,355,393	8,355,393	8,355,393
Weighted average shares outstanding diluted	8,355,393	8,355,393	7,969,220	8,355,393	8,355,393	8,355,393